HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Communications - 6.3%
Entertainment Content - 1.4%
Walt Disney Company (The) (a)	4,585	$ 506,367

Internet Media & Services - 4.0%
Alphabet, Inc. - Class C (a)	465	1,060,563
Meta Platforms, Inc. - Class A (a)	1,925	372,757
		1,433,320
Telecommunications - 0.9%
Verizon Communications, Inc.	6,485	332,616

Consumer Discretionary - 7.8%
E-Commerce Discretionary - 1.6%
Amazon.com, Inc. (a)	240	577,006

Home Construction - 0.9%
Lennar Corporation - Class A	4,000	321,000

Leisure Facilities & Services - 2.1%
Chipotle Mexican Grill, Inc. (a)	370	518,943
Starbucks Corporation	3,200	251,200
		770,143
Retail - Discretionary - 3.2%
AutoZone, Inc. (a)	400	823,860
Home Depot, Inc. (The)	1,080	326,970
		1,150,830
Consumer Staples - 6.5%
Beverages - 1.3%
PepsiCo, Inc.	2,850	478,088

Food - 1.0%
Mondelez International, Inc. - Class A	5,850	371,826

Household Products - 0.2%
Estée Lauder Companies, Inc. (The) - Class A	350	89,127

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.3% (Continued)	Shares	Value
Consumer Staples - 6.5% (Continued)
Retail - Consumer Staples - 2.4%
Dollar General Corporation	3,900	$ 859,326

Wholesale - Consumer Staples - 1.6%
Sysco Corporation	6,700	564,006

Energy - 9.5%
Oil & Gas Producers - 8.0%
Coterra Energy, Inc.	22,500	772,425
Devon Energy Corporation	8,950	670,355
Enbridge, Inc.	12,006	554,077
Exxon Mobil Corporation	9,250	888,000
		2,884,857
Oil & Gas Services & Equipment - 1.5%
Schlumberger Ltd.	12,252	563,102

Financials - 9.7%
Banking - 3.8%
Bank of America Corporation	20,365	757,578
JPMorgan Chase & Company	4,713	623,200
		1,380,778
Institutional Financial Services - 1.9%
Morgan Stanley	8,050	693,427

Insurance - 2.1%
Marsh & McLennan Companies, Inc.	4,700	751,765

Specialty Finance - 1.9%
American Express Company	4,100	692,162

Health Care - 11.1%
Biotech & Pharma - 4.0%
AbbVie, Inc.	4,175	615,270
Eli Lilly & Company	1,500	470,160
Pfizer, Inc.	7,000	371,280
		1,456,710

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.3% (Continued)	Shares	Value
Health Care - 11.1% (Continued)
Health Care Facilities & Services - 2.5%
UnitedHealth Group, Inc.	1,800	$ 894,204

Medical Equipment & Devices - 4.6%
Danaher Corporation	2,650	699,123
Illumina, Inc. (a)	1,150	275,402
PerkinElmer, Inc.	2,114	316,402
Thermo Fisher Scientific, Inc.	675	383,110
		1,674,037
Industrials - 10.1%
Engineering & Construction - 1.5%
Fluor Corporation (a)	19,366	546,702

Industrial Intermediate Products - 1.3%
Chart Industries, Inc. (a)	2,731	480,329

Industrial Support Services - 1.4%
United Rentals, Inc. (a)	1,629	485,735

Machinery - 1.1%
Lincoln Electric Holdings, Inc.	3,000	407,460

Transportation & Logistics - 4.8%
CSX Corporation	30,790	978,814
FedEx Corporation	2,100	471,618
Southwest Airlines Company (a)	6,150	282,039
		1,732,471
Materials - 3.5%
Chemicals - 1.3%
Sherwin-Williams Company (The)	1,785	478,451

Steel - 2.2%
Nucor Corporation	5,940	786,813

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.3% (Continued)	Shares	Value
Real Estate - 5.9%
REITs - 5.9%
American Tower Corporation	1,500	$ 384,195
Prologis, Inc.	4,800	611,904
Simon Property Group, Inc.	5,220	598,473
Weyerhaeuser Company	14,196	561,026
		2,155,598
Technology - 21.0%
Semiconductors - 6.6%
Advanced Micro Devices, Inc. (a)	8,617	877,728
KLA-Tencor Corporation	1,400	510,790
NVIDIA Corporation	5,400	1,008,288
		2,396,806
Software - 5.7%
Adobe, Inc. (a)	1,000	416,480
Microsoft Corporation	4,260	1,158,166
salesforce.com, inc. (a)	3,050	488,732
		2,063,378
Technology Hardware - 7.4%
Apple, Inc.	8,065	1,200,394
Ciena Corporation (a)	15,750	800,415
Cisco Systems, Inc.	15,156	682,778
		2,683,587
Technology Services - 1.3%
Visa, Inc. - Class A	2,200	466,774

Utilities - 2.9%
Electric Utilities - 2.9%
AES Corporation (The)	15,150	333,906
Duke Energy Corporation	6,580	740,381
		1,074,287

Total Common Stocks (Cost $23,265,989)		$ 34,203,088

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.3%	Shares	Value
First American Government Obligations Fund - Class X, 0.66% (b) (Cost $1,915,299)	1,915,299	$ 1,915,299

Investments at Value - 99.6% (Cost $25,181,288)		$ 36,118,387

Other Assets in Excess of Liabilities - 0.4%		154,730

Net Assets - 100.0%		$ 36,273,117

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2022.